Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	79 Months Ended	95 Months Ended
	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024
C000175541
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (including sales charges)
Average Annual Return, Percent	20.95%	8.91%		10.97%
C000175542
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (including sales charges)
Average Annual Return, Percent	25.99%	9.32%		10.93%
C000201705
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class P
C000175545
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R
C000175546
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000175543
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
C000175544
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Shares
Without Sales Load [Member] | C000175541
Average Annual Return [Line Items]
Average Annual Return, Percent	27.99%	10.15%		11.76%
Without Sales Load [Member] | C000175542
Average Annual Return [Line Items]
Average Annual Return, Percent	27.01%	9.32%		10.93%
Without Sales Load [Member] | C000201705
Average Annual Return [Line Items]
Average Annual Return, Percent	28.48%	10.59%	10.09%
Without Sales Load [Member] | C000175545
Average Annual Return [Line Items]
Average Annual Return, Percent	27.68%	9.87%		11.48%
Without Sales Load [Member] | C000175546
Average Annual Return [Line Items]
Average Annual Return, Percent	28.48%	10.58%		12.20%
Without Sales Load [Member] | C000175543
Average Annual Return [Line Items]
Average Annual Return, Percent	28.44%	10.56%		12.19%
Without Sales Load [Member] | C000175544
Average Annual Return [Line Items]
Average Annual Return, Percent	28.33%	10.43%		12.04%
Goldman Sachs Index: MSCI ACWI ex USA Index (Net, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index (Net, Unhedged)
Average Annual Return, Percent	24.33%	5.77%		6.85%
Goldman Sachs Index: MSCI ACWI ex USA Index (Net, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index (Net, Unhedged)
Average Annual Return, Percent	24.33%	5.77%		6.85%
Goldman Sachs Index: MSCI ACWI ex USA Index (Net, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index (Net, Unhedged)
Average Annual Return, Percent	24.33%	5.77%	4.20%
Goldman Sachs Index: MSCI ACWI ex USA Index (Net, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index (Net, Unhedged)
Average Annual Return, Percent	24.33%	5.77%		6.85%
Goldman Sachs Index: MSCI ACWI ex USA Index (Net, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index (Net, Unhedged)
Average Annual Return, Percent	24.33%	5.77%		6.85%
Goldman Sachs Index: MSCI ACWI ex USA Index (Net, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index (Net, Unhedged)
Average Annual Return, Percent	24.33%	5.77%		6.85%
Goldman Sachs Index: MSCI ACWI ex USA Index (Net, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index (Net, Unhedged)
Average Annual Return, Percent	24.33%	5.77%		6.85%